Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Deferred Tax Asset [Abstract]
Provision for bad debts	$ 240,300	$ 124,479
Provision for inventory obsolescence	2,026	2,634
Estimated warranty liabilities	5,428	9,686
Totals	$ 247,754	$ 136,799